Gratuity and other post-employment benefit plans - Summary of Principal Assumptions Used in Defined Benefit Plan (Detail) - Defined Benefit Gratuity Plan [Member]	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Principal Assumptions Used in Defined Benefit Plan [Line Items]
Discount rate	7.20%	7.40%	6.80%
Salary escalation	10.00%	10.00%	10.00%